NOTE 6 - OTHER ASSETS (Quarterly Report [Member])	6 Months Ended
Jun. 30, 2013
Quarterly Report [Member]
NOTE 6 - OTHER ASSETS

NOTE 6 - OTHER ASSETS

Other assets arise from prepayments on two medical malpractice insurance policies with coverage that indemnifies the Company on the claims-made basis. The policy periods end in February 2016 and March 2015, respectively. The Company recorded $183,242 in current assets and $184,961 in other assets.